Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events

Note 11. Subsequent Events

On April 1, 2015 the Company filed a registration statement on Form S-4 with the SEC to launch a formal tender/registered exchange offer to provide those holders of Series B Warrants that were not contacted pursuant to the Private Transaction, that was completed on March 5, 2015, the same opportunity to exercise such warrants for their cash exercise price and receive the same Series C Warrants, with an exercise price of $6.25 and a term of 5 years.

Subsequent to March 31, 2015, in a number of transactions there were cashless exercises of 278,979 Series B Warrants, resulting in the issuance of 327,917 shares of the Company’s common stock.

On May 11, 2010, we entered into an Asset Purchase Agreement with BioMedical Drug Development, Inc. (“BDDI”), pursuant to which BDDI agreed to sell certain technology to us and BDDI received, among other consideration, certain royalty payments related to the technology. On June 4, 2012, George Tidmarsh and BDDI entered into an Asset Purchase Agreement, pursuant to which, among other things, the Asset Purchase Agreement was assigned and transferred to Mr. Tidmarsh. On June 30, 2015, we entered into the Agreement and First Amendment to Asset Purchase Agreement with Mr. Tidmarsh and BDDI, whereby, among other things, the royalty payments under the Asset Purchase Agreement were terminated. Pursuant to the Agreement and First Amendment to Asset Purchase Agreement, we (i) entered into a Common Stock Purchase Agreement with Mr. Tidmarsh whereby we issued 40,000 shares of common stock to Mr. Tidmarsh, and (ii) paid $150,000 to Mr. Tidmarsh and agreed to pay an additional $100,000 on each of the six, eighteen and twenty-four month anniversary of the Agreement and First Amendment to Asset Purchase Agreement.

On July 1, 2015 the Company executed a new four year non-cancelable operating lease agreement for 8,171 square feet of office space for its headquarters facility. The lease agreement provides for monthly lease payments of $23,300 beginning in September of 2015, with modest increases in the following three years. An additional 5,265 square feet of office space will become part of the new lease agreement on March 1, 2016.

On July 24, 2015, the Company entered into a common stock purchase agreement (the “Purchase Agreement”) with Aspire Capital Fund, LLC, an Illinois limited liability company (“Aspire Capital”) which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $10.0 million in value of shares of the Company’s common stock over the 24-month term of the Purchase Agreement. Concurrently with entering into the Purchase Agreement, the Company also entered into a registration rights agreement with Aspire Capital, in which the Company agreed to file one or more registration statements, as permissible and necessary to register under the Securities Act of 1933, as amended, registering the sale of the shares of the Company’s common stock that have been and may be issued to Aspire Capital under the Purchase Agreement.

Under the Purchase Agreement, after the SEC has declared effective the registration statement referred to above, on any trading day selected by the Company, the Company has the right, in its sole discretion, to present Aspire Capital with a purchase notice, directing Aspire Capital (as principal) to purchase up to 75,000 shares of the Company’s common stock per business day, up to $10.0 million of the Company’s common stock.

On or before July 24, 2015, certain Series B Warrant holder(s) tendered their Series B Warrants under the tender offer, which resulted in the issuance of 905 shares of Capnia Common Stock, the issuance of 905 Series C Warrants and proceeds to the Company of $5,882.

Note 16. Subsequent Events

On January 9, 2015, the Company entered into an agreement with Lucile Packard Foundation for Children’s Health, a charitable organization, to provide gifts totaling $210,000 during 2015. The purpose of the donation is to provide unrestricted support of the translational research efforts for Neonatal-Perinatal and Developmental Medicine under the direction of Dr. Vinod Bhutani. A portion of the funds may be provided to Beaumont Children’s Hospital, Royal Oak, MI; Albert Einstein Medical Center, Philadelphia, PA and McKay Dee Hospital & Intermountain Medical Center, Ogden, UT for research efforts provided by these collaborators.

On February 2, 2015, the Company signed an amendment to its current lease agreement, extending the lease through June 2018. The amendment provides for monthly lease payments of $21,719 for the first year starting in June 2015, with modest increases in the following two years.

On March 5, 2015, the Company entered into separate agreements with certain holders of the Company’s Series B warrants, who agreed to exercise their Series B warrants to purchase an aggregate of 589,510 shares of the Company’s common stock at an exercise price of $6.50 per share, resulting in gross proceeds to the Company of approximately $3.8 million. In connection with this exercise of the Series B warrants, the Company issued to each investor who exercised Series B warrants, new Series C warrants for the number of shares of the Company’s common stock underlying the Series B warrants that were exercised. Each Series C warrant will be exercisable at $6.25 per share and will expire on March 5, 2020. The new Series C warrants are exercisable into 589,510 shares of the Company’s common stock.

The Company intends to offer all remaining holders of Series B warrants, through a formal tender/registered exchange offer, the opportunity to exercise the Series B warrants held by them and receive Series C warrants with the same terms indicated above.